Commitments and Contingencies (Details)					1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 05, 2025 $ / shares shares	Feb. 14, 2025 USD ($) $ / shares shares	Oct. 19, 2023 USD ($) shares	Oct. 14, 2022 USD ($)	Oct. 31, 2023 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Nov. 06, 2024 $ / shares	Oct. 31, 2024 USD ($)	Aug. 13, 2024 $ / shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies [Line Items]
Excise tax payable						$ 2,925,000	$ 2,925,000			$ 2,900,000
Periodic payment for excise tax, term						72 months	72 months
Periodic payments for excise tax						$ 40,000.00	$ 40,000.00
Interest and penalties accrued							500,000
Restructuring costs								3,973,000
Non-cash expenses								100,000
Termination liability								6,349,000
Loss on supply agreement termination								(2,211,000)
Mininum bid price per share (in Dollars per share) | $ / shares							$ 1		$ 1
Private Placement Warrant Liability [Member]
Commitments and Contingencies [Line Items]
Number of warrants exchanged (in Shares) | shares	250,000	250,000
Number of securities called by warrants or rights (in Shares) | shares	250,000	250,000
Exercise price (in Dollars per share) | $ / shares	$ 10	$ 10
Sponsor Warrants [Member]
Commitments and Contingencies [Line Items]
Number of trading days preceding entry into the agreement	5 days
Consecutive trading day period while warrants are outstanding scenario		10 days				10 days
Closing price of common stock threshold, forced exercise triggering event (in Dollars per share) | $ / shares		$ 17				$ 17
Number of shares threshold for scenario (in Shares) | shares		125,000
Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Shares issued for new public company (in Shares) | shares					7,500
Payments to suppliers					$ 1,000,000
Ginkgo [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Prepaid balance								(5,400,000)
The Sponsor [Member] | Private Placement Warrant Liability [Member]
Commitments and Contingencies [Line Items]
Exercise price (in Dollars per share) | $ / shares											$ 230
The Sponsor [Member] | Related Party [Member]
Commitments and Contingencies [Line Items]
Minimum threshold after completion of merger to transfer, assign, or sell shares						1 year	1 year
Last reported sale price threshold to transfer, assign, or sell stock (in Dollars per share) | $ / shares						$ 240	$ 240
Trading day threshold period to transfer, assign, or sell stock						20	20
Threshold consecutive trading days to transfer, assign, or sell stock						30	30
Threshold number of days after merger for trading day thresholds to transfer, assign, or sell stock						150 days	150 days
Ginko [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Prepaid balance								5,400,000
2021 TDA [Member] | Ginkgo [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense for future technical services												$ 5,000,000
2021 TDA [Member] | Ginko [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense for future technical services												$ 5,000,000
2022 TDA and 2021 TDA ("TDAs") [Member] | Ginkgo [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Accrued royalties						$ 0	0
2022 TDA and 2021 TDA ("TDAs") [Member] | Ginko [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Accrued royalties
2022 TDA [Member] | Ginkgo [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense for future technical services						3,000,000	3,400,000
Upfront payment for future technical services				$ 10,000,000		$ 10,000,000
Prepaid balance								5,400,000
2022 TDA [Member] | Ginko [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense for future technical services							3,400,000	4,100,000
Upfront payment for future technical services							10,000,000
Prepaid balance							5,400,000
Settlement Agreement [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Financing to be provided by sponsor		$ 10,000,000
Percent of total amount of each payment due to the IRS, scenario one		75.00%
Number of calendar days prior to the due date for each payment, scenario one		7 days
Percent of total amount of excise tax liability, scenario two		75.00%
Financing provided by sponsor minimum scenario		$ 6,000,000
Percent of total amount of each payment due to the IRS, scenario two		50.00%
August 2022 Supply Agreement [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Supplier payment, per week							100,000
Maximum aggregate supplier payment							1,100,000
October 2023 Settlement Agreement [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Potential payment for contract termination			$ 1,000,000
Shares issued for new public company (in Shares) | shares			7,500
Termination liability			$ 1,200,000					1,300,000
Payments to suppliers							$ 400,000	600,000
Loss on supply agreement termination								$ 2,200,000
Issuance of common stock to vendors due to contract terminations (in Shares) | shares							7,500
Bolt Threads Inc [Member] | The Sponsor [Member]
Commitments and Contingencies [Line Items]
Number of shares owned (in Shares) | shares						352,375	352,375